Notes to the consolidated financial statements - Summary of upfront payments and related revenues recognized (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($)	Jul. 31, 2020 EUR (€)
Notes to the Consolidated Statements of Operations
Upfront and milestones payments included in contract liabilities	€ 92,680	€ 107,308
Revenue recognized from upfront and milestones payments	31,051	44,787	€ 67,828
GSK
Notes to the Consolidated Statements of Operations
Upfront Payments Received Or Receivable	220,000				€ 120,000
Upfront and milestones payments included in contract liabilities	88,715	102,804
Revenue recognized from upfront and milestones payments	29,089	42,690	51,728
Boehringer Ingelheim
Notes to the Consolidated Statements of Operations
Upfront Payments Received Or Receivable	30,000
Revenue recognized from upfront and milestones payments			14,003
Genmab
Notes to the Consolidated Statements of Operations
Upfront Payments Received Or Receivable	8,937			$ 10,000
Upfront and milestones payments included in contract liabilities	2,383	3,575
Revenue recognized from upfront and milestones payments	1,192	1,787	1,787
CRISPR
Notes to the Consolidated Statements of Operations
Upfront Payments Received Or Receivable	3,947			$ 4,500
Upfront and milestones payments included in contract liabilities	1,582	929
Revenue recognized from upfront and milestones payments	€ 770	€ 310	€ 310